UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2012 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Automobiles & Components--.3%
Gentex	298,043	4,771,668
Thor Industries	90,304a	2,594,434
		7,366,102
Banks--4.6%
Associated Banc-Corp	361,875	4,519,819
Astoria Financial	176,901	1,666,407
BancorpSouth	167,453a	2,426,394
Bank of Hawaii	94,247a	4,402,277
Cathay General Bancorp	164,863	2,669,132
City National	97,594	4,809,432
Commerce Bancshares	162,963a	6,417,483
Cullen/Frost Bankers	127,363a	7,044,448
East West Bancorp	299,496	6,529,013
First Niagara Financial Group	723,390a	5,483,296
FirstMerit	226,425a	3,668,085
Fulton Financial	411,400a	3,780,766
Hancock Holding	173,598a	5,291,267
International Bancshares	110,795a	2,030,872
New York Community Bancorp	907,898	11,784,516
Prosperity Bancshares	90,090	3,654,951
Signature Bank	96,104b	6,198,708
SVB Financial Group	90,350b	5,223,134
Synovus Financial	1,615,083	3,068,658
TCF Financial	333,461	3,444,652
Trustmark	134,003a	3,240,193
Valley National Bancorp	402,394a	3,742,264
Washington Federal	225,473	3,591,785
Webster Financial	151,365	3,106,010
Westamerica Bancorporation	57,780	2,657,880
		110,451,442
Capital Goods--10.8%

Acuity Brands	86,991a	5,040,259
Aecom Technology	233,884b	3,791,260
AGCO	201,885b	8,850,638
Alliant Techsystems	67,354	3,119,837
AMETEK	498,234	15,445,254
BE Aerospace	214,292b	8,406,675
Carlisle	126,628	6,393,448
CLARCOR	104,602	5,057,507
Crane	101,800	3,970,200
Donaldson	308,141	10,516,852
Esterline Technologies	63,916a,b	3,753,148
Fortune Brands Home & Security	323,854b	7,163,650
Gardner Denver	104,343	5,945,464
GATX	95,682	4,025,342
General Cable	103,646b	2,708,270
Graco	124,458	5,710,133
Granite Construction	71,780	1,859,102
Harsco	168,608	3,582,920
Hubbell, Cl. B	123,238	10,140,023
Huntington Ingalls Industries	100,498b	3,918,417
IDEX	171,012	6,524,108
ITT	195,649a	3,666,462
ITT Exelis	376,361	3,537,793
KBR	306,742	8,048,910
Kennametal	165,219	6,096,581
Lennox International	106,496a	4,650,680
Lincoln Electric Holdings	172,183	6,866,658
MSC Industrial Direct, Cl. A	94,818	6,516,841
Nordson	118,434	6,070,927
Oshkosh	187,269b	4,217,298
Pentair	202,140a	8,859,796
Regal-Beloit	85,151a	5,481,170
Shaw Group	134,694b	5,246,331
SPX	106,101	6,442,453
Terex	229,201a,b	4,469,420
Timken	174,629	6,321,570
Trinity Industries	166,932	4,674,096
Triumph Group	101,437	6,342,856

United Rentals	171,122b	4,947,137
URS	157,199	5,512,969
Valmont Industries	46,866	5,805,760
Wabtec	99,761	7,899,076
Watsco	60,847a	4,133,945
Woodward	124,832a	4,190,610
		255,921,846
Commercial & Professional Services--2.5%
Brink's	96,739	2,244,345
Clean Harbors	96,776b	5,858,819
Copart	215,416b	5,118,284
Corporate Executive Board	70,303	3,243,077
Corrections Corp. of America	205,955	6,401,081
Deluxe	106,741a	3,022,905
FTI Consulting	85,806a,b	2,190,627
Herman Miller	119,229a	2,181,891
HNI	90,786a	2,412,184
Korn/Ferry International	95,487a,b	1,256,609
Manpower	166,145	5,911,439
Mine Safety Appliances	62,097a	2,131,169
Rollins	132,187	3,116,969
Towers Watson & Co., Cl. A	105,825	6,204,520
Waste Connections	256,374	7,888,628
		59,182,547
Consumer Durables & Apparel--3.7%
Carter's	105,640b	5,352,779
Deckers Outdoor	79,188a,b	3,302,931
Hanesbrands	199,133a,b	5,977,973
KB Home	144,517a	1,335,337
MDC Holdings	80,502a	2,564,794
Mohawk Industries	116,967b	7,770,118
NVR	10,342b	8,004,501
Polaris Industries	141,893	10,664,678
PVH	144,741	11,496,778
Tempur-Pedic International	131,643a,b	3,750,509
Toll Brothers	301,368b	8,790,905
Tupperware Brands	116,516	6,107,769
Under Armour, Cl. A	150,464a,b	8,191,260

Warnaco Group	84,388b	3,599,992
		86,910,324
Consumer Services--2.2%
Bally Technologies	88,883b	3,885,076
Bob Evans Farms	60,596	2,334,158
Brinker International	156,614	5,075,860
Cheesecake Factory	112,873a	3,783,503
International Speedway, Cl. A	60,473	1,550,528
ITT Educational Services	37,808a,b	1,467,707
Life Time Fitness	88,339b	4,011,474
Matthews International, Cl. A	61,607	1,786,603
Panera Bread, Cl. A	61,505b	9,686,422
Regis	122,098a	2,065,898
Scientific Games, Cl. A	124,374b	1,052,204
Service Corporation International	449,132	5,771,346
Sotheby's	140,934a	4,136,413
Strayer Education	24,711a	1,795,501
Wendy's	609,500	2,797,605
WMS Industries	117,221b	2,153,350
		53,353,648
Diversified Financials--2.6%
Affiliated Managers Group	106,433b	11,876,858
Apollo Investment	404,197	3,104,233
CBOE Holdings	180,970	5,157,645
Eaton Vance	239,408a	6,351,494
Greenhill & Co.	58,793a	2,335,258
Janus Capital Group	380,998a	2,754,616
Jefferies Group	310,081	3,888,416
MSCI	250,528a,b	8,305,003
Raymond James Financial	230,455	7,747,897
SEI Investments	297,720	6,305,710
Waddell & Reed Financial, Cl. A	175,637	5,109,280
		62,936,410
Energy--5.7%
Arch Coal	433,303a	3,124,115
Atwood Oceanics	117,752b	5,243,497
Bill Barrett	97,569b	2,054,803
CARBO Ceramics	41,390a	2,656,410

Cimarex Energy	177,994	10,090,480
Dresser-Rand Group	154,805b	7,199,981
Dril-Quip	71,237a,b	5,222,384
Energen	148,283	7,593,572
Forest Oil	232,699a,b	1,593,988
Helix Energy Solutions Group	219,373b	3,922,389
HollyFrontier	427,212	15,973,457
Northern Oil and Gas	131,970a,b	2,079,847
Oceaneering International	224,319	11,595,049
Oil States International	106,460a,b	7,739,642
Patterson-UTI Energy	318,202	4,925,767
Plains Exploration & Production	265,549b	10,611,338
Quicksilver Resources	245,494a,b	1,109,633
Rosetta Resources	109,399b	4,564,126
SM Energy	132,890	6,257,790
Superior Energy Services	325,577b	7,055,254
Tidewater	106,391	5,167,411
Unit	84,817b	3,372,324
World Fuel Services	148,004a	5,992,682
		135,145,939
Food & Staples Retailing--.2%
Harris Teeter Supermarkets	100,974	4,174,265
SUPERVALU	438,642a	1,083,446
		5,257,711
Food, Beverage & Tobacco--1.9%
Flowers Foods	235,292a	5,028,190
Green Mountain Coffee Roasters	269,567a,b	4,922,293
Hillshire Brands	244,115	6,251,785
Ingredion	157,519a	8,178,386
Lancaster Colony	40,418a	2,800,563
Post Holdings	57,251a,b	1,694,630
Ralcorp Holdings	114,501b	6,832,275
Smithfield Foods	336,063a,b	6,217,165
Tootsie Roll Industries	51,751a	1,266,864
Universal	48,453a	2,206,550
		45,398,701
Health Care Equipment & Services--6.5%
Allscripts Healthcare Solutions	394,158b	3,626,254

AMERIGROUP	98,549b	8,857,584
Community Health Systems	187,231b	4,607,755
Cooper	99,264	7,470,609
Gen-Probe	93,949b	7,768,643
Health Management Associates, Cl. A	522,325 b	3,436,898
Health Net	172,778b	3,804,572
Henry Schein	185,608b	13,885,334
Hill-Rom Holdings	128,043	3,348,324
HMS Holdings	177,044a,b	6,092,084
Hologic	546,419b	10,119,680
IDEXX Laboratories	114,122a,b	10,062,137
LifePoint Hospitals	98,169b	3,742,202
Lincare Holdings	180,577a	7,475,888
Masimo	123,215a,b	2,760,016
MEDNAX	101,696b	6,725,156
Omnicare	233,560	7,336,120
Owens & Minor	131,588a	3,712,097
ResMed	294,990b	9,309,884
STERIS	121,650a	3,665,315
Teleflex	84,806a	5,405,534
Thoratec	121,375b	4,164,376
Universal Health Services, Cl. B	201,071	7,857,855
VCA Antech	178,091b	3,241,256
WellCare Health Plans	87,801b	5,691,261
		154,166,834
Household & Personal Products--1.1%
Church & Dwight	287,624	16,570,019
Energizer Holdings	135,201	10,514,582
		27,084,601
Insurance--4.6%
Alleghany	29,932b	10,350,785
American Financial Group	156,282	5,893,394
Arthur J. Gallagher & Co.	243,208	8,629,020
Aspen Insurance Holdings	147,344	4,234,667
Brown & Brown	238,120	6,010,149
Covance	114,767a,b	5,387,163
Everest Re Group	109,054	11,090,792

Fidelity National Financial, Cl. A	457,898a	8,526,061
First American Financial	216,761a	3,971,062
Hanover Insurance Group	93,651	3,284,341
HCC Insurance Holdings	209,654	6,423,799
Kemper	102,768	3,362,569
Mercury General	75,623a	2,739,065
Old Republic International	526,858a	4,246,475
Protective Life	171,644	4,790,584
Reinsurance Group of America	150,721	8,390,638
StanCorp Financial Group	91,648	2,727,444
W.R. Berkley	228,401	8,366,329
		108,424,337
Materials--6.7%
Albemarle	182,867	10,646,517
AptarGroup	137,545	6,878,625
Ashland	162,222	11,418,807
Cabot	130,793	5,100,927
Carpenter Technology	90,696	4,340,711
Commercial Metals	237,906	3,066,608
Compass Minerals International	67,852a	4,908,414
Cytec Industries	94,880a	5,840,813
Domtar	75,966	5,610,849
Greif, Cl. A	62,911	2,721,530
Intrepid Potash	110,346a,b	2,575,476
Louisiana-Pacific	285,848a,b	2,949,951
Martin Marietta Materials	95,017a	7,139,577
Minerals Technologies	37,878a	2,421,919
NewMarket	21,959a	5,047,935
Olin	167,507a	3,390,342
Packaging Corp. of America	200,170	6,163,234
Reliance Steel & Aluminum	155,813	8,021,253
Rock-Tenn, Cl. A	146,512a	8,529,929
Royal Gold	121,757a	9,214,570
RPM International	268,582	7,117,423
Scotts Miracle-Gro, Cl. A	89,308a	3,563,389
Sensient Technologies	103,278	3,661,205
Silgan Holdings	101,159	4,168,762
Sonoco Products	204,869	6,209,579

Steel Dynamics	454,884	5,863,455
Valspar	188,813a	9,478,413
Worthington Industries	109,118a	2,367,861
		158,418,074
Media--1.2%
AMC Networks, Cl. A	119,841a,b	5,196,306
Cinemark Holdings	209,898	4,907,415
DreamWorks Animation SKG, Cl. A	144,285a,b	2,770,272
John Wiley & Sons, Cl. A	96,758a	4,610,519
Lamar Advertising, Cl. A	119,935a,b	3,640,027
Meredith	78,241a	2,585,083
New York Times, Cl. A	254,343a,b	1,971,158
Scholastic	51,660	1,556,516
Valassis Communications	89,237a,b	2,012,294
		29,249,590
Pharmaceuticals, Biotech & Life Sciences--3.5%
Bio-Rad Laboratories, Cl. A	40,487b	3,895,254
Charles River Laboratories
International	102,152b	3,476,233
Endo Health Solutions	242,784b	7,217,968
Medicis Pharmaceutical, Cl. A	121,985a	4,015,746
Mettler-Toledo International	65,051b	10,069,895
Regeneron Pharmaceuticals	160,613b	21,626,540
Techne	75,797	5,236,057
United Therapeutics	110,542b	6,055,491
Vertex Pharmaceuticals	435,145b	21,108,884
		82,702,068
Real Estate--10.1%
Alexander & Baldwin	87,058b	2,789,338
Alexandria Real Estate Equities	128,716c	9,458,052
American Campus Communities	184,954c	8,814,908
BioMed Realty Trust	320,224c	6,020,211
BRE Properties	156,512c	8,245,052
Camden Property Trust	165,371c	11,792,606
Corporate Office Properties Trust	150,506a,c	3,350,264
Duke Realty	548,233c	7,927,449
Equity One	122,142c	2,649,260
Essex Property Trust	71,939c	11,320,321

Federal Realty Investment Trust	131,788c	14,320,084
Highwoods Properties	149,146a,c	5,051,575
Home Properties	98,835c	6,484,564
Hospitality Properties Trust	257,056c	6,238,749
Jones Lang LaSalle	90,480	6,034,111
Liberty Property Trust	241,214c	8,753,656
Macerich	273,763c	15,990,497
Mack-Cali Realty	179,510a,c	4,809,073
National Retail Properties	218,239a,c	6,438,050
Omega Healthcare Investors	217,601a,c	5,274,648
Potlatch	81,003a,c	2,803,514
Rayonier	253,199c	12,075,060
Realty Income	276,660a,c	11,398,392
Regency Centers	184,300c	8,818,755
Senior Housing Properties Trust	360,279c	8,196,347
SL Green Realty	184,329c	14,515,909
Taubman Centers	120,398a,c	9,333,253
UDR	515,203c	13,709,552
Weingarten Realty Investors	251,607c	6,763,196
		239,376,446
Retailing--5.7%
Aaron's	158,753	4,656,225
Advance Auto Parts	150,399	10,550,490
Aeropostale	164,107b	3,236,190
American Eagle Outfitters	398,651	8,299,914
ANN	101,189b	2,740,198
Ascena Retail Group	283,554b	5,200,380
Barnes & Noble	87,026a,b	1,154,835
Chico's FAS	352,439	5,399,365
Collective Brands	129,591b	2,788,798
Dick's Sporting Goods	195,290	9,592,645
Foot Locker	313,561	10,353,784
Guess?	134,225	4,040,172
HSN	81,403	3,448,231
LKQ	304,419b	10,755,123
Office Depot	597,774b	1,064,038
PetSmart	224,454	14,838,654
RadioShack	201,107a	585,221

Rent-A-Center	121,582	4,323,456
Saks	323,649a,b	3,375,659
Signet Jewelers	176,096	7,734,136
Tractor Supply	147,474	13,400,962
Williams-Sonoma	206,475	7,175,006
		134,713,482
Semiconductors & Semiconductor Equipment--1.9%
Atmel	917,718b	5,377,827
Cree	237,226a,b	5,681,563
Cypress Semiconductor	316,480b	3,383,171
Fairchild Semiconductor
International	263,415b	3,650,932
Integrated Device Technology	294,695b	1,485,263
International Rectifier	139,501a,b	2,377,097
Intersil, Cl. A	264,822	2,439,011
MEMC Electronic Materials	461,567b	886,209
RF Micro Devices	571,305b	2,216,663
Semtech	138,519a,b	3,309,219
Silicon Laboratories	86,751a,b	3,205,449
Skyworks Solutions	390,810b	11,306,133
		45,318,537
Software & Services--9.4%
ACI Worldwide	81,245a,b	3,575,592
Acxiom	159,801b	2,679,863
Advent Software	68,952a,b	1,569,348
Alliance Data Systems	103,784b	13,491,920
ANSYS	191,782b	11,499,249
AOL	196,852b	6,271,705
Broadridge Financial Solutions	254,832	5,394,793
Cadence Design Systems	566,823b	6,926,577
Compuware	447,183b	4,118,555
Concur Technologies	96,559a,b	6,521,595
Convergys	248,031	3,655,977
CoreLogic	217,229b	4,996,267
DST Systems	69,252	3,732,683
Equinix	98,954b	17,631,624
FactSet Research Systems	92,874a	8,633,567
Fair Isaac	72,784a	3,150,819

Gartner	194,835b	8,648,726
Global Payments	161,144	6,900,186
Informatica	220,996b	6,521,592
Jack Henry & Associates	177,980	6,181,245
Lender Processing Services	176,836	4,362,544
ManTech International, Cl. A	48,963a	1,073,759
Mentor Graphics	193,343b	2,954,281
MICROS Systems	166,113b	7,930,235
Monster Worldwide	259,055a,b	1,878,149
NeuStar, Cl. A	139,046b	4,923,619
Parametric Technology	244,709a,b	5,271,032
Quest Software	117,082a,b	3,271,271
Rackspace Hosting	219,793b	9,644,517
Rovi	228,337b	3,055,149
SolarWinds	111,103b	5,931,789
Solera Holdings	145,270	5,672,794
Synopsys	301,314b	9,126,801
TIBCO Software	343,936b	9,661,162
ValueClick	167,915a,b	2,637,945
VeriFone Systems	218,738b	7,938,002
Wright Express	80,263b	5,167,332
		222,602,264
Technology Hardware & Equipment--3.7%
ADTRAN	131,093a	2,828,987
Arrow Electronics	230,034b	7,763,647
Avnet	300,844b	9,476,586
Ciena	198,243a,b	3,177,835
Diebold	129,726	4,196,636
Ingram Micro, Cl. A	316,390b	4,742,686
Itron	83,740b	3,263,348
National Instruments	193,185	4,991,900
NCR	327,674b	7,641,358
Plantronics	89,206	2,927,741
Polycom	368,679b	3,222,254
QLogic	209,392b	2,416,384
Riverbed Technology	322,040b	5,680,786
Tech Data	82,568b	4,136,657
Tellabs	747,568	2,459,499

Trimble Navigation	256,008b	11,330,914
Vishay Intertechnology	295,531a,b	2,916,891
Zebra Technologies, Cl. A	107,475b	3,712,187
		86,886,296
Telecommunication Services--.5%
Telephone & Data Systems	200,693	4,862,791
TW Telecom	307,524b	7,728,078
		12,590,869
Transportation--2.4%
Alaska Air Group	145,295b	5,063,531
Con-way	114,422	4,075,712
JB Hunt Transport Services	184,819	10,168,741
JetBlue Airways	465,762a,b	2,566,349
Kansas City Southern	227,840	16,586,752
Kirby	115,705b	6,105,753
Landstar System	97,129	4,799,144
Matson	87,058	2,138,144
UTi Worldwide	215,096	2,850,022
Werner Enterprises	93,870a	2,166,520
		56,520,668
Utilities--5.1%
Alliant Energy	230,477	10,765,581
Aqua America	283,955	7,280,606
Atmos Energy	185,209	6,639,743
Black Hills	89,908a	2,863,570
Cleco	125,272a	5,481,903
Great Plains Energy	315,622	7,000,496
Hawaiian Electric Industries	196,874	5,608,940
IDACORP	102,281	4,316,258
MDU Resources Group	388,250	8,692,917
National Fuel Gas	172,063a	8,420,763
NV Energy	490,529	8,971,775
OGE Energy	203,555	10,810,806
PNM Resources	162,360	3,377,088
Questar	365,398a	7,435,849
UGI	232,927	7,139,213
Vectren	168,082	5,017,248
Westar Energy	260,938	7,974,265

WGL Holdings	107,171	a	4,335,067
			122,132,088
Total Common Stocks
(cost $1,908,031,469)			2,302,110,824
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 9/20/12
(cost $4,034,496)	4,035,000	[d]	4,034,621

Other Investment--3.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $70,126,175)	70,126,175	[e]	70,126,175
Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $117,436,512)	117,436,512	[e]	117,436,512
Total Investments (cost $2,099,628,652)	104.9%		2,493,708,132
Liabilities, Less Cash and Receivables	(4.9%)		(117,175,253)
Net Assets	100.0%		2,376,532,879

a

Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $114,600,913 and the value of the collateral held by the fund was $118,378,890, consisting of cash collateral of $117,436,512 and U.S. Government & Agency securities valued at $942,378.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $394,079,480 of which $591,053,982 related to appreciated investment securities and $196,974,502 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Capital Goods	10.8
Real Estate	10.1
Software & Services	9.4
Short-Term/Money Market Investments	8.1
Materials	6.7
Health Care Equipment & Services	6.5
Energy	5.7
Retailing	5.7
Utilities	5.1
Banks	4.6
Insurance	4.6
Consumer Durables & Apparel	3.7
Technology Hardware & Equipment	3.7
Pharmaceuticals, Biotech & Life Sciences	3.5
Diversified Financials	2.6
Commercial & Professional Services	2.5
Transportation	2.4
Consumer Services	2.2
Food, Beverage & Tobacco	1.9
Semiconductors & Semiconductor Equipment	1.9
Media	1.2
Household & Personal Products	1.1
Telecommunication Services	.5
Automobiles & Components	.3
Food & Staples Retailing	.2
104.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	814	76,402,040	September 2012	1,284,128

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,291,526,666	-	-	2,291,526,666
Equity Securities - Foreign+	10,584,158	-	-	10,584,158
Mutual Funds	187,562,687	-	-	187,562,687
U.S. Treasury	-	4,034,621	-	4,034,621
Other Financial Instruments:
Financial Futures++	1,284,128	-	-	1,284,128

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	9/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	9/26/2012

By: /s/ James Windels
James Windels Treasurer
Date:	9/26/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)